Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 29, 2015	Dec. 30, 2014
Commitments and Contingencies

Note 7—Commitments and Contingencies

Future commitments—The Company’s growth strategy includes new restaurant openings during fiscal year 2015 and beyond. In connection with the build out of the restaurants, the Company may be obligated for a portion of the start-up and/or construction costs. As of September 29, 2015, the Company had approximately $7.1 million in such commitments related to new restaurants.

Litigation—The Company is involved in various claims and legal actions that arise in the ordinary course of business. Management does not believe that the ultimate resolution of these actions will have a material adverse effect on the Company’s consolidated financial position, results of operations, liquidity and capital resources. A significant increase in the number of litigated claims or an increase in amounts owing under successfully litigated claims could materially adversely affect the Company’s business, financial condition, results of operations, and cash flows.

Note 7—Commitments and Contingencies

Leases—The Company leases its restaurant facilities and corporate offices under non-cancelable operating leases with remaining terms ranging from one to 15 years with renewal options ranging from five to 20 years. The restaurants’ leases generally include land and buildings, require various expenses incidental to the use of the property, and certain leases require contingent rent above the minimum lease payments based on a percentage of sales. Certain leases also contain renewal options and escalation clauses. Total rent expense was $5.0 million, $6.7 million and $9.4 million for the fiscal years ended December 25, 2012, December 31, 2013 and December 30, 2014, respectively, and is included in occupancy and other operating expenses and pre-opening costs. Included in rent expense was $0.2 million, $0.3 million and $0.7 million for contingent rentals, which are payable on the basis of the percentage of sales in excess of base rent amounts, for the fiscal years ended December 25, 2012, December 31, 2013 and December 30, 2014, respectively.

In some cases, the asset the Company will lease requires construction to ready the space for its intended use, and in certain cases, the Company has involvement with the construction of leased assets. The construction period begins when the Company executes its lease agreement with the property owner and continues until the space is substantially complete and ready for its intended use. In accordance with ASC 840-40-55, the Company must consider the nature and extent of its involvement during the construction period, and in some cases, its involvement results in it being considered the accounting owner of the construction project. Primarily, such involvement results in the Company being considered the accounting owner in cases where the Company leases a “cold shell.” By completing the construction of key structural components of a leased building, the Company is deemed to have participated in the construction of the landlord asset. In such cases, the Company capitalizes the landlord’s construction costs, including the value of costs incurred up to the date the Company executes its lease (e.g., the building “shell”) and costs incurred during the remainder of construction period, as such costs are incurred. Additionally, ASC 840-40-55 requires the Company to recognize a financing obligation for construction costs incurred by the landlord. Once construction is complete, the Company is required to perform a sale-leaseback analysis pursuant to ASC 840-40 to determine if the Company can remove the landlord’s assets and associated financing obligations from the consolidated balance sheet. In certain leases, the Company maintains various forms of “continuing involvement” in the property, thereby precluding it from derecognizing the asset and associated financing obligations following the construction completion. In those cases, the Company will continue to account for the landlord’s asset as if the Company is the legal owner, and the financing obligation, similar to other debt, until the lease expires or is modified to remove the continuing involvement that prohibits de-recognition. Once de-recognition is permitted the Company would be required to account for the lease as either operating or capital in accordance with ASC 840. As of December 31, 2013 and December 30, 2014 the Company has not derecognized any landlord assets or associated financing obligations. The Company determined that it was the accounting owner of a total of seven leased buildings as a result of the application of build-to-suit lease accounting as of December 31, 2013 and December 30, 2014.

The aggregate future minimum lease payments under non-cancelable operating leases are approximately: (in thousands)

		Deemed
	Operating	Landlord
Fiscal year end	Leases	Leases
2015	$10,584	$292
2016	11,473	292
2017	11,141	292
2018	11,211	241
2019	10,994	212
Thereafter	40,090	516

	$95,493	$1,845

Future commitments—The Company’s growth strategy includes new restaurant openings during fiscal year 2015 and beyond. In connection with the build out of the restaurants, the Company may be obligated for a portion of the start-up and/or construction costs. As of December 30, 2014, the Company had approximately $1.8 million in such commitments related to new restaurants.

Litigation—The Company is involved in various claims and legal actions that arise in the ordinary course of business. Management does not believe that the ultimate resolution of these actions will have a material adverse effect on the Company’s consolidated financial position, results of operations, liquidity and capital resources. A significant increase in the number of litigated claims or an increase in amounts owing under successfully litigated claims could materially adversely affect the Company’s business, financial condition, results of operations, and cash flows.